S000051601 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
60% S&P 500® Low Volatility Index/20% S&P 500® BMI International Developed Low Volatility Index/ 20% Bloomberg U.S. 3 Month Treasury Bellwether Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.95%	6.68%	7.22%
S&P 500® Low Volatility Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.36%	7.35%	8.92%
S&P 500® BMI International Developed Low Volatility Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	28.73%	7.30%	6.39%
Bloomberg U.S. 3-Month Treasury Bellwether Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	3.22%	2.21%
SFT Equity Stabilization Fund
Prospectus [Line Items]
Average Annual Return, Percent	8.16%	5.36%	5.14%